Transfers of Financial Assets Not Qualifying for Derecognition - Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 9,495	£ 17,779
Carrying amount of associated financial liabilities	(4,422)	(10,661)
Sale and repurchase agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	1,597	7,592
Carrying amount of associated financial liabilities	(1,340)	(6,739)
Securities lending agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	918	195
Carrying amount of associated financial liabilities	(752)	(143)
Securitisations (See Notes 14 and 26)
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	6,980	9,992
Carrying amount of associated financial liabilities	£ (2,330)	£ (3,779)